OPERATING LEASES - OPERATING LEASE INCOME (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Operating lease income	$ 69,218	$ 76,853	$ 137,031	$ 145,549
Variable lease income	894	179	894	1,393
Total operating lease income	$ 70,112	$ 77,032	$ 137,925	$ 146,942